1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
August 12, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Laudus Trust (File No. 811-5547) Registration Statement filed on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
Our client, Laudus Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund”) and the Laudus Rosenberg U.S. Discovery Fund (the “Discovery Fund”), each a series of the Trust, under which the Small Cap Fund will transfer substantially all of its assets and liabilities to the Discovery Fund in exchange for shares of the Discovery Fund.
Please contact the undersigned at 215.963.5396 with your questions or comments.
Very truly yours,

/s/ Christina E. Pron

Christina E. Pron, Esq.